Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Tax Expense	The Company’s income and losses before income taxes in 2022 and 2021, respectively, consist of income and losses from domestic operations. Income/(Loss) before income tax expense for the years ended December 31, 2022 and 2021, respectively, consisted of the following: (in thousands)
	Year Ended December 31, 2022	Year Ended December 31, 2021
United States	(168,534)	(36,866)
Foreign	—	—
Income/(Loss) before income taxes	(168,534)	(36,866)

Schedule of Provision for Income Taxes	The table below presents the components of the provision for income taxes:
	Year Ended December 31, 2022	Year Ended December 31, 2021
Current
Federal	0	0
State	0	0
Foreign	0	0
Total Current	0	0
Deferred
US Federal	0	0
US State	0	0
Foreign	0	0
Total Deferred	0	0

Total Provision/(Benefit)	0	0

Schedule of Reconciliation of Income Tax Expense (Benefit)
	Year Ended December 31, 2022	Year Ended December 31, 2021
Tax provision at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	2.0%	6.9%
Permanent Items	(0.0)%	(0.2)%
162(m) Limitations	(0.6)%	0.0%
Equity Compensation	0.2%	(0.1)%
Deferred Adjustments	(1.7)%	(0.1)%
Return to provision adjustments	(0.1)%	(0.0)%
Nondeductible Loss on Debt Extinguishment	(14.4)%	0.0%
Increase/(decrease) in valuation reserve	(6.4)%	(27.5)%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Asset and Liabilities
	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	34,934	20,840
Capitalized Sec. 174 Costs	67	—
Equity based compensation	1,272	1,115
Accruals	953	3,156
Lease Liability	720	—
Nondeductible Interest Carryover	2,089	1,148
Deferred Rent	—	2
Deferred Revenue	—	2,211
Fixed Assets	99	85
Other	173	140
Total Deferred Tax Assets	40,307	28,697
Less: Valuation Allowance	(39,553)	(28,697)
Deferred tax asset, net	$754	$—

Deferred tax Liabilities:
Right of Use Asset	(754)	—
Total deferred tax liabilities	(754)	—
Deferred taxes	—	—